Income Taxes - Summary of a Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Companys Effective Tax Rate Benefit (Detail)	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Effective Income Tax Rate Reconciliation	(20.50%)
Change in valuation allowance	(1.00%)
Effective Tax Rate	(0.50%)